As filed with the Securities and Exchange Commission on July 21, 2000
                                             1933 Act Registration No. 333-84623
                                              1940 Act Registration No. 811-9519
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]
         Pre-Effective Amendment No.                                [ ]
         Post-Effective Amendment No. 3                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
         Amendment No. 4                                            [X]

                               ------------------

                               TD WATERHOUSE TRUST
               (Exact Name of Registrant as Specified in Charter)

                    100 WALL STREET, NEW YORK, NEW YORK 10005
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, Including Area Code:
                                 (617) 557-3416

                            George A. Rio, President
                               TD Waterhouse Trust
                           c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                          Copies of communications to:
                             Margery K. Neale, Esq.
                      Swidler Berlin Shereff Friedman, LLP
                              405 Lexington Avenue
                            New York, New York, 10174


It is proposed that this filing will become effective:

         [ ]      Immediately upon filing pursuant to paragraph (b)

         [ ]      60 days after filing pursuant to paragraph (a) (1)

         [X]      On August 23, 2000 pursuant to paragraph (b)

         [ ]      On (date) pursuant to paragraph (a) (1)

         [ ]      75 days after filing pursuant to paragraph (a) (2)

         [ ]      On (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

The Prospectus for TD Waterhouse Bond Index Fund, TD Waterhouse 500 Index Fund, TD Waterhouse Extended Market Index Fund, TD Waterhouse Asian Index Fund, TD Waterhouse European Index Fund, TD Waterhouse Technology Fund and TD Waterhouse Tax Managed Growth Fund, contained as Part A in Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000 (accession number 0001089355-00-000336) is incorporated herein by reference.

                                     PART B

The Statement of Additional Information for TD Waterhouse Bond Index Fund, TD Waterhouse 500 Index Fund , TD Waterhouse Extended Market Index Fund, TD Waterhouse Asian Index Fund, TD Waterhouse European Index Fund, TD Waterhouse Technology Fund and TD Waterhouse Tax Managed Growth Fund, contained as Part B in Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000 (accession number 0001089355-00-000336) is incorporated herein by reference.

                                     PART C

The Part C for Registrant contained as Part C in Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000 (accession number 0001089355-00-000336) is incorporated herein by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 21st day of July, 2000.

TD WATERHOUSE TRUST
Registrant

By  /s/ Christopher J. Kelley
    -------------------------
Christopher J. Kelley
Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on behalf of the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                             DATE
---------                      -----                             ----


/s/ George A. Rio              President, Treasurer              July 21, 2000
-----------------              and Chief Financial
George A. Rio                  Officer


George F. Staudter*            Chairman of the Board
                               and Trustee

Richard W. Dalrymple*          Trustee

Carolyn B. Lewis*              Trustee

Lawrence J. Toal*              Trustee



*By   /s/ Richard H. Neiman
      ---------------------
      Richard H. Neiman
      Attorney-in-Fact pursuant to a power
      of attorney